Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

July 22, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen High Income November 2021 Target Term Fund (333-205696, 811-23075)

Ladies and Gentlemen:

On behalf of the Nuveen High Income November 2021 Target Term Fund (the “Fund”), we are transmitting for electronic filing Pre-effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:
E. Fess (w/encl.)
K. McCarthy (w/encl.)
D. Wohl (w/encl.)